UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 901 South Bond Street Suite 400
         Baltimore, MD  21231

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William S. Harrison
Title:     Chief Compliance Officer
Phone:     (410) 537-5318

Signature, Place, and Date of Signing:

 /s/  William S. Harrision     Baltimore, MD     May 17, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $579,470 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107      456    70000 SH       SOLE                        0        0    70000
AMGEN INC                      COM              031162100     2591    43308 SH       SOLE                        0        0    43308
APCO OIL & GAS INTERNATIONAL   SHS              G0471F109   155265  5737791 SH       SOLE                        0        0  5737791
ARGAN INC                      COM              04010E109    49567  3812809 SH       SOLE                        0        0  3812809
ASTRONICS CORP                 COM              046433108    21904  2232861 SH       SOLE                        0        0  2232861
BGC PARTNERS INC               CL A             05541T101       61    10000 SH       SOLE                        0        0    10000
BIOSPHERE MEDICAL INC          COM              09066V103      265   100000 SH       SOLE                        0        0   100000
CALPINE CORP                   COM NEW          131347304     6391   537500 SH       SOLE                        0        0   537500
CELGENE CORP                   COM              151020104     3941    63600 SH       SOLE                        0        0    63600
CHEVRON CORP NEW               COM              166764100      982    12947 SH       SOLE                        0        0    12947
CYBEROPTICS CORP               COM              232517102      261    27937 SH       SOLE                        0        0    27937
EASTERN CO                     COM              276317104    25155  1857852 SH       SOLE                        0        0  1857852
ECOLOGY & ENVIRONMENT INC      CL A             278878103      699    49829 SH       SOLE                        0        0    49829
EXXON MOBIL CORP               COM              30231G102     1220    18217 SH       SOLE                        0        0    18217
GENERAL ELECTRIC CO            COM              369604103      488    26840 SH       SOLE                        0        0    26840
GLOBECOMM SYSTEMS INC          COM              37956X103    56404  7334687 SH       SOLE                        0        0  7334687
GSE SYS INC                    COM              36227K106    15232  2815587 SH       SOLE                        0        0  2815587
GULFMARK OFFSHORE INC          CL A NEW         402629208     1328    50000 SH       SOLE                        0        0    50000
IGO INC                        COM              449593102        0    81500 SH       SOLE                        0        0    81500
II VI INC                      COM              902104108      474    14000 SH       SOLE                        0        0    14000
INTEGRAL SYS INC MD            COM              45810H107      727    75468 SH       SOLE                        0        0    75468
INTERNATIONAL BUSINESS MACHS   COM              459200101      805     6277 SH       SOLE                        0        0     6277
JOHNSON & JOHNSON              COM              478160104      670    10279 SH       SOLE                        0        0    10279
LILLY ELI & CO                 COM              532457108      216     5974 SH       SOLE                        0        0     5974
M & T BK CORP                  COM              55261F104      795    10010 SH       SOLE                        0        0    10010
MERCK & CO INC NEW             COM              58933Y105      420    11250 SH       SOLE                        0        0    11250
MICROSOFT CORP                 COM              594918104      258     8796 SH       SOLE                        0        0     8796
NANOSPHERE INC                 COM              63009F105      405    84500 SH       SOLE                        0        0    84500
NUVEEN CA DIV ADVANTG MUN FD   COM              67069X104      225        9 SH       SOLE                        0        0        9
NUVEEN CA DIVIDEND ADV MUN F   COM SHS          67066Y105      225        9 SH       SOLE                        0        0        9
NUVEEN CALIF PERFORM PLUS MU   COM              67062Q106      475       19 SH       SOLE                        0        0       19
NUVEEN CALIF QUALITY INCM MU   COM              670985100      500       20 SH       SOLE                        0        0       20
NUVEEN INSD CALIF DIVID        COM              67071M104      525       21 SH       SOLE                        0        0       21
NUVEEN INSD QUALITY MUN FD I   COM              67062N103      225        9 SH       SOLE                        0        0        9
NUVEEN NY DIV ADVANTG MUN FD   COM              67070A101      300       12 SH       SOLE                        0        0       12
NUVEEN NY SELECT QUALITY MUN   COM              670976109      200        8 SH       SOLE                        0        0        8
NUVEEN NY SELECT QUALITY MUN   COM              670976109      800       32 SH       SOLE                        0        0       32
NUVEEN QUALITY INCOME MUN FD   COM              670977107      450       18 SH       SOLE                        0        0       18
PALL CORP                      COM              696429307      353     8727 SH       SOLE                        0        0     8727
PFIZER INC                     COM              717081103      310    18065 SH       SOLE                        0        0    18065
PMFG INC                       COM              69345P103   109342  8264698 SH       SOLE                        0        0  8264698
PNC FINL SVCS GROUP INC        COM              693475105      290     4857 SH       SOLE                        0        0     4857
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      213     4420 SH       SOLE                        0        0     4420
PRECISION CASTPARTS CORP       COM              740189105     1475    11642 SH       SOLE                        0        0    11642
PROCTER & GAMBLE CO            COM              742718109      853    13479 SH       SOLE                        0        0    13479
PROSHARES TR                   PSHS ULSHT SP500 74347R883     5396   174110 SH       SOLE                        0        0   174110
RAND CAP CORP                  COM              752185108     8708  2340772 SH       SOLE                        0        0  2340772
ROGERS CORP                    COM              775133101     2447    84344 SH       SOLE                        0        0    84344
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      265    11490 SH       SOLE                        0        0    11490
SOUTHERN CO                    COM              842587107      353    10646 SH       SOLE                        0        0    10646
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     1188    10154 SH       SOLE                        0        0    10154
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      210     1465 SH       SOLE                        0        0     1465
TEMPLETON EMERG MKTS INCOME    COM              880192109      147    10000 SH       SOLE                        0        0    10000
TRANSCAT INC                   COM              893529107    31447  4221053 SH       SOLE                        0        0  4221053
UNITED STATES LIME & MINERAL   COM              911922102    36617   946911 SH       SOLE                        0        0   946911
UNITED TECHNOLOGIES CORP       COM              913017109      272     3700 SH       SOLE                        0        0     3700
UNITIL CORP                    COM              913259107    28679  1233485 SH       SOLE                        0        0  1233485